Document And Entity Information (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2011	Jun. 30, 2011	Jan. 31, 2012 Class A Common Shares Issued [Member]	Jan. 31, 2012 Class B Common Shares Issued [Member]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Dec. 31, 2011
Document Fiscal Year Focus	2011
Document Fiscal Period Focus	FY
Entity Registrant Name	Clear Channel Outdoor Holdings, Inc.
Entity Central Index Key	0001334978
Current Fiscal Year End Date	--12-31
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding			41,048,463	315,000,000
Entity Public Float		$ 518.7
Entity Well-known Seasoned Issuer	No
Entity Current Reporting Status	Yes
Entity Voluntary Filers	No